Income taxes (Details 6)	12 Months Ended
Dec. 31, 2015
Foreign Country State [Member] | US [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Foreign Country State [Member] | US [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2014
Foreign Country Federal [Member] | US [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2012
Foreign Country Federal [Member] | US [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2014
Domestic Country Federal [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax return examination by tax authorities, years under review	2011
Domestic Country Federal [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax return examination by tax authorities, years under review	2012
Domestic Country Federal And Provincial [Member] | Earliest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2011
Domestic Country Federal And Provincial [Member] | Latest tax year [Member]
Income tax examination [Line Items]
Income tax returns subject to examination by tax authorities, years under consideration	2014